Segment Information (Details) - Schedule of reportable business segments - Nukkleus Inc.[Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Revenues
Revenues	$ 5,633,944	$ 5,089,017	$ 11,010,332	$ 10,218,032	$ 21,513,474	$ 19,286,964
Costs of revenues
Costs of revenues	5,485,982	5,272,719	10,917,243	10,871,924	22,174,870	19,369,286
Gross profit (loss)
Gross profit (loss)	147,962	(183,702)	93,089	(653,892)	(661,396)	(82,322)
Operating expenses
Operating expenses	954,326	$ 1,670,020	2,035,948	$ 3,143,453	10,480,928	850,082
Other expense
Other expense	715		3,288		703,333	4,442
Net income (loss)
Net income (loss)	(805,649)		(1,939,571)		(11,845,657)	(936,846)
Amortization
Amortization	592,891		1,185,783		2,690,617	469,286
General Support Services [Member]
Revenues
Revenues	4,800,000		9,600,000		19,200,000	19,200,000
Costs of revenues
Costs of revenues	4,725,000		9,450,000		18,900,000	18,900,000
Gross profit (loss)
Gross profit (loss)	75,000		150,000		300,000	300,000
Net income (loss)
Net income (loss)	75,000		150,000		300,000	300,000
Financial Services [Member]
Revenues
Revenues	833,944		1,410,332		2,313,474	86,964
Costs of revenues
Costs of revenues	760,982		1,467,243		3,274,870	469,286
Gross profit (loss)
Gross profit (loss)	72,962		(56,911)		(961,396)	(382,322)
Operating expenses
Operating expenses	543,688		1,037,727		1,808,399	376,955
Other expense
Other expense	715		3,288		12,792	272
Net income (loss)
Net income (loss)	(470,011)		(1,091,350)		(2,782,587)	(759,549)
Amortization
Amortization	$ 591,954		$ 1,183,910		2,687,808	469,286
Corporate/Other [Member]
Operating expenses
Operating expenses					8,672,529	473,127
Other expense
Other expense					690,541	4,170
Net income (loss)
Net income (loss)					(9,363,070)	(477,297)
Amortization
Amortization					$ 2,809